BALANCE SHEET COMPONENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventories

Inventories, net as of March 31, 2026 consisted of the following:

March 31, 2026
Raw materials and supplies	$102,412
Work-in-process	111,270
Finished goods	79,817
Inventories, gross	293,499
Less: inventory reserve	—
Inventories, net	$293,499

Inventories, net as of December 31, 2024 consisted of the following:

December 31, 2024
Raw materials and supplies	$1,913,013
Work-in-process	161,137
Finished goods	613,786
Inventories, gross	2,687,936
Less: inventory reserve	(1,161,469)
Inventories, net	$1,526,467

Schedule of Property and Equipment, Net

Property and equipment, net as of March 31, 2026 consisted of the following:

March 31, 2026
Machinery and equipment	$10,282
Computer equipment and software	2,275
Property and equipment, gross	12,557
Less: accumulated depreciation and amortization	(1,602)
Property and equipment, net	$10,955

Property and equipment, net as of December 31, 2024 consisted of the following:

December 31, 2024
Machinery and equipment	$7,203,592
Leasehold improvements	897,948
Furniture and office equipment	205,897
Computer equipment and software	197,386
Property and equipment, gross	8,504,823
Less: accumulated depreciation and amortization	(3,670,094)
Property and equipment, net	$4,834,729

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of March 31, 2026 and December 31, 2025 consisted of the following:

	March 31, 2026	December 31, 2025
Receivables from related parties (1)	$1,306,336	$—
Interest receivable (2)	582,860	233,498
Prepaid services	485,669	601,415
Prepaid insurance	521,363	154,776
Value-added tax receivable	292,982	—
Prepaid professional fees	200,493	614,225
Prepaid subscriptions	85,272	—
Prepaid regulatory and listing fees	80,898	—
Security deposits	69,310	—
Contract assets (3)	30,527	—
Other prepaid expenses and other current assets	32,438	17,389
Total prepaid expenses and other current assets	$3,688,148	$1,621,303

(1) The amount presented as of March 31, 2026 includes amounts receivable from RegTech Open Project PLC ("RegTech"), a United Kingdom company controlled by the Company's Executive Chairman and Co-Chief Executive Officer, and The AvantGarde Group ("TAG"), which is founded and owned by the Company's Executive Chairman and Co-Chief Executive Officer, of $1,160,603 and $145,733, respectively.

(2) The amount presented as of March 31, 2026 includes interest receivable from related parties in connection with the SYME Convertible Note Receivable and the SYME Bonds of $415,469 and $37,203, respectively.

(3) The amount presented as of March 31, 2026 includes contract assets with RegTech of $13,280.

Prepaid expenses and other current assets as of December 31, 2025 and 2024 consisted of the following:

	As of December 31,
	2025	2024
Prepaid professional fees	$614,225	516
Prepaid services	601,415	—
Interest receivable (related party)	233,498	—
Prepaid insurance	154,776	123,959
Other current assets	13,887	10,269
Other prepaid assets	3,502	28,005
Total prepaid expenses and other current assets	$1,621,303	$162,749

Schedule of Accrued Expenses

Accrued expenses as of March 31, 2026 and December 31, 2025 consisted of the following:

	March 31, 2026	December 31, 2025
Related party payables (1)	$2,474,831	$—
Accrued legal, accounting and professional fees	1,722,111	1,486,556
Accrued taxes payable	1,208,875	426,088
Accrued payroll and benefits	1,056,664	699,085
Accrued transaction costs related to the reverse recapitalization	503,600	503,600
Contract liabilities	428,346	—
Accrued interest	37,511	114,313
Current portion of lease liabilities	45,244	—
Warranty provision	11,498	—
Other	38,266	47,152
Total accrued expenses	$7,526,946	$3,276,794

(1) The amount presented as of March 31, 2026 includes amounts payable to RegTech and TAG of $1,440,011 and $1,034,820, respectively.

Accrued expenses as of December 31, 2025 and 2024 consisted of the following:

	As of December 31,
	2025	2024
Accrued legal, accounting and professional fees	$1,486,556	$2,448,594
Accrued payroll and benefits	699,085	357,953
Accrued transaction costs related to the reverse recapitalization	503,600	503,600
Accrued taxes payable	426,088	232,966
Accrued interest	114,313	560,501
Accrued lease-related payables	—	54,288
Other	41,577	143,293
Total accrued expenses	$3,271,219	$4,301,195